Related Party Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 03, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transactions
Due from related parties		$ 49,102,000		$ 52,572,000
Prior service cost and periodic cost		2,807,000	$ 715,000
Executive Retirement Plan
Related Party Transactions
Prior service cost and periodic cost		2,800,000	700,000
Manager
Related Party Transactions
Related Party Transaction, Annual Management Fee	$ 2,000,000
Related Party Transaction, Annual Management Fee, Shares	100,000
Daily vessel management fees for vessels on bareboat charter	$ 475
Daily vessel management fees for vessels on time charter	950
Supervision fee per new building vessel payable	850,000	850,000
Fee per emission allowance, surrendered by responsible entity	$ 1
Supervision fees for vessels capitalized		600,000		3,000,000
Due from related parties		49,100,000		52,600,000
Manager | Danaos Chartering
Related Party Transactions
Commercial services commissions			5,900,000
Manager | General and administrative expenses
Related Party Transactions
Management fees		15,300,000
Related party | Danaos Chartering
Related Party Transactions
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	1.00%
Commercial services commissions		6,400,000
Commissions on acquisition of vessels		600,000		6,000,000
Related party | General and administrative expenses
Related Party Transactions
Management fees			$ 13,900,000
Other long-term liabilities | Executive officers
Related Party Transactions
Advances related to a defined benefit executive retirement plan		$ 15,100,000		$ 12,900,000